Information by Segment - Summary of Generation and Transmission, Distribution and Others by Reportable Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
ASSETS
TOTAL CURRENT ASSETS	$ 6,581,254	$ 6,383,986
Cash and cash equivalents	1,938,997	1,904,285
Other current financial assets	120,383	210,393
Other current non-financial assets	486,162	307,732
Trade and other current receivables	3,504,457	3,551,022
Current accounts receivable from related parties	16,369	14,337
Inventories	396,239	339,398
Current tax assets	107,321	50,994
Non-current assets or disposal groups held for sale or for distribution to owners	11,326	5,825
TOTAL NON-CURRENT ASSETS	23,195,130	21,012,370
Other non-current financial assets	3,049,811	2,796,475
Other non-current non-financial assets	2,735,890	1,140,708
Trade and other non-current receivables	587,957	906,508
Non-current accounts receivable from related parties	847	1,652
Investments accounted for using the equity method	1,978	2,596	$ 2,747
Intangible assets other than goodwill	5,527,879	5,827,289
Goodwill	1,173,043	1,205,570
Property, plant and equipment	9,019,237	8,686,827
Investment property	10,254	11,708
Deferred tax Assets	1,088,234	433,037
TOTAL ASSETS	29,776,384	27,396,356
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	6,735,932	9,650,756
Other current financial liabilities	1,490,051	1,648,099
Trade and other current payables	3,920,045	4,116,247
Current accounts payable to related parties	494,511	2,996,668
Other current provisions	286,052	422,863
Current tax liabilities	220,727	192,924
Other current non-financial liabilities	320,755	270,120
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	3,791	3,835
TOTAL NON-CURRENT LIABILITIES	10,794,266	8,913,700
Other non-current financial liabilities	4,890,458	4,621,868
Trade and other non-current payables	2,335,997	933,056
Other long-term provisions	976,327	1,363,976
Deferred tax liabilities	643,854	546,070
Non-current provisions for employee benefits	1,836,362	1,343,507
Other non-current non-financial liabilities	111,268	105,223
Equity	12,246,186	8,831,900	8,278,507		$ 7,879,739
Equity attributable to shareholders of Enel Américas	9,966,287	6,724,008
Issued capital	9,783,875	6,763,204
Retained earnings	5,474,411	4,841,687		$ 961,107
Other reserves	(5,291,999)	(4,880,883)	(3,866,564)		$ (3,764,697)
Non-controlling interests	2,279,899	2,107,892
TOTAL LIABILITIES AND EQUITY	29,776,384	27,396,356
Revenues and Other Operating Income	14,314,112	12,989,689	10,438,003
Revenues	13,053,376	11,924,761	9,489,266
Energy sales	11,798,362	10,929,323	8,559,077
Other sales	58,752	48,968	44,194
Other services rendered	1,196,262	946,470	885,995
Other operating income	1,260,736	1,064,928	948,737
Raw Materials and Consumables Used	(8,541,023)	(7,948,400)	(5,882,788)
Energy purchases	(6,096,863)	(5,654,358)	(3,940,466)
Fuel consumption	(277,117)	(226,843)	(229,308)
Transportation costs	(1,110,921)	(944,304)	(634,118)
Other miscellaneous supplies and services	(1,056,122)	(1,122,895)	(1,078,896)
Contribution Margin	5,773,089	5,041,289	4,555,215
Other work performed by the entity and capitalized	181,565	177,997	173,186
Employee benefits expenses	(809,753)	(840,493)	(837,984)
Other expenses	(1,150,709)	(1,021,085)	(943,156)
GROSS OPERATING RESULT	3,994,192	3,357,708	2,947,261
Depreciation and amortization expense	(948,330)	(862,440)	(648,114)
Impairment loss recognized in the period’s profit or loss	2,126	61,753	44,577
Reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	(279,125)	(122,501)	(124,325)
OPERATING INCOME	2,768,863	2,434,520	2,219,399
Total financial results	(377,533)	(332,663)	(582,406)
Total financial income	449,661	358,081	293,843
Cash and cash equivalents	145,532	133,180	123,139
Other financial income	304,129	224,901	170,704
Financial costs	(1,088,631)	(1,071,759)	(869,535)
Bank borrowings	(134,024)	(162,192)	(97,495)
Secured and unsecured obligations	(281,359)	(312,204)	(215,836)
Other	(673,248)	(597,363)	(556,204)
Gains (losses) from indexed assets and liabilities	124,477	270,380
Foreign currency exchange differences	136,960	110,635	(6,714)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	583	2,452	3,310
Total	14,196	681	5,345
Gain (loss) from other investments	1,048	51	185
Gain (loss) from the sale of property, plants and equipment	13,148	630	5,160
Income from continuing operations, before taxes	2,406,109	2,104,990	1,645,648
Income tax expenses, continuing operations	(236,346)	(437,932)	(519,134)
INCOME AFTER TAX FROM CONTINUING OPERATIONS	2,169,763	1,667,058	1,126,514
NET INCOME	2,169,763	1,667,058	1,126,514
Shareholders of Enel Americas	1,614,085	1,201,381	709,043
Non-controlling interests	555,678	465,677	417,471
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	2,527,511	1,844,565	1,870,049
Net cash flows from (used in) investing activities	(1,599,798)	(3,069,189)	(2,479,141)
Net cash flows from (used in) financing activities	(822,904)	1,867,066	(588,520)
Generation and transmission Distribution and Others
ASSETS
TOTAL CURRENT ASSETS	6,581,254	6,383,986
Cash and cash equivalents	1,938,997	1,904,285
Other current financial assets	120,383	210,393
Other current non-financial assets	486,162	307,732
Trade and other current receivables	3,504,457	3,551,022
Current accounts receivable from related parties	16,369	14,337
Inventories	396,239	339,398
Current tax assets	107,321	50,994
Non-current assets or disposal groups held for sale or for distribution to owners	11,326	5,825
TOTAL NON-CURRENT ASSETS	23,195,130	21,012,370
Other non-current financial assets	3,049,811	2,796,475
Other non-current non-financial assets	2,735,890	1,140,708
Trade and other non-current receivables	587,957	906,508
Non-current accounts receivable from related parties	847	1,652
Investments accounted for using the equity method	1,978	2,596
Intangible assets other than goodwill	5,527,879	5,827,289
Goodwill	1,173,043	1,205,570
Property, plant and equipment	9,019,237	8,686,827
Investment property	10,254	11,708
Deferred tax Assets	1,088,234	433,037
TOTAL ASSETS	29,776,384	27,396,356
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	6,735,932	9,650,756
Other current financial liabilities	1,490,051	1,648,099
Trade and other current payables	3,920,045	4,116,247
Current accounts payable to related parties	494,511	2,996,668
Other current provisions	286,052	422,863
Current tax liabilities	220,727	192,924
Other current non-financial liabilities	320,755	270,120
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	3,791	3,835
TOTAL NON-CURRENT LIABILITIES	10,794,266	8,913,700
Other non-current financial liabilities	4,890,458	4,621,868
Trade and other non-current payables	2,335,997	933,056
Other long-term provisions	976,327	1,363,976
Deferred tax liabilities	643,854	546,070
Non-current provisions for employee benefits	1,836,362	1,343,507
Other non-current non-financial liabilities	111,268	105,223
Equity	12,246,186	8,831,900
Equity attributable to shareholders of Enel Américas	9,966,287	6,724,008
Issued capital	9,783,875	6,763,204
Retained earnings	5,474,411	4,841,687
Other reserves	(5,291,999)	(4,880,883)
Non-controlling interests	2,279,899	2,107,892
TOTAL LIABILITIES AND EQUITY	29,776,384	27,396,356
Revenues and Other Operating Income	14,314,112	12,989,689	10,438,003
Revenues	13,053,376	11,924,761	9,489,266
Energy sales	11,798,362	10,929,323	8,559,077
Other sales	58,752	48,968	44,194
Other services rendered	1,196,262	946,470	885,995
Other operating income	1,260,736	1,064,928	948,737
Raw Materials and Consumables Used	(8,541,023)	(7,948,400)	(5,882,788)
Energy purchases	(6,096,863)	(5,654,358)	(3,940,466)
Fuel consumption	(277,117)	(226,843)	(229,308)
Transportation costs	(1,110,921)	(944,304)	(634,118)
Other miscellaneous supplies and services	(1,056,122)	(1,122,895)	(1,078,896)
Contribution Margin	5,773,089	5,041,289	4,555,215
Other work performed by the entity and capitalized	181,565	177,997	173,186
Employee benefits expenses	(809,753)	(840,493)	(837,984)
Other expenses	(1,150,709)	(1,021,085)	(943,156)
GROSS OPERATING RESULT	3,994,192	3,357,708	2,947,261
Depreciation and amortization expense	(948,330)	(862,440)	(648,114)
Impairment loss recognized in the period’s profit or loss	2,126	61,753	44,577
Reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	(279,125)	(122,501)	(124,325)
OPERATING INCOME	2,768,863	2,434,520	2,219,399
Total financial results	(377,533)	(332,663)	(582,406)
Total financial income	449,661	358,081	293,843
Cash and cash equivalents	145,532	133,180	123,139
Other financial income	304,129	224,901	170,704
Financial costs	(1,088,631)	(1,071,759)	(869,535)
Bank borrowings	(134,024)	(162,192)	(97,495)
Secured and unsecured obligations	(281,359)	(312,204)	(215,836)
Other	(673,248)	(597,363)	(556,204)
Gains (losses) from indexed assets and liabilities	124,477	270,380
Foreign currency exchange differences	136,960	110,635	(6,714)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	583	2,452	3,310
Total	14,196	681	5,345
Gain (loss) from other investments	1,048	51	185
Gain (loss) from the sale of property, plants and equipment	13,148	630	5,160
Income from continuing operations, before taxes	2,406,109	2,104,990	1,645,648
Income tax expenses, continuing operations	(236,346)	(437,932)	(519,134)
INCOME AFTER TAX FROM CONTINUING OPERATIONS	2,169,763	1,667,058	1,126,514
NET INCOME	2,169,763	1,667,058	1,126,514
Shareholders of Enel Americas	1,614,085	1,201,381	709,043
Non-controlling interests	555,678	465,677	417,471
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	2,527,511	1,844,565	1,870,049
Net cash flows from (used in) investing activities	(1,599,798)	(3,069,189)	(2,479,141)
Net cash flows from (used in) financing activities	(822,904)	1,867,066	(588,520)
Generation and Transmission
ASSETS
TOTAL CURRENT ASSETS	1,401,368	1,637,118
Cash and cash equivalents	593,058	741,159
Other current financial assets	62,287	133,524
Other current non-financial assets	68,906	45,867
Trade and other current receivables	446,026	505,920
Current accounts receivable from related parties	129,961	141,223
Inventories	68,525	55,723
Current tax assets	32,605	13,702
TOTAL NON-CURRENT ASSETS	5,481,408	5,782,238
Other non-current financial assets	345,968	366,602
Other non-current non-financial assets	67,688	21,552
Trade and other non-current receivables	311,858	408,367
Non-current accounts receivable from related parties	54,002	3,664
Investments accounted for using the equity method	104,875	379,400
Intangible assets other than goodwill	67,708	52,076
Goodwill		10,729
Property, plant and equipment	4,498,513	4,513,951
Deferred tax Assets	30,796	25,897
TOTAL ASSETS	6,882,776	7,419,356
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	1,222,704	1,682,438
Other current financial liabilities	240,865	557,288
Trade and other current payables	580,450	748,149
Current accounts payable to related parties	122,443	112,196
Other current provisions	80,023	74,524
Current tax liabilities	144,418	150,391
Other current non-financial liabilities	54,505	39,890
TOTAL NON-CURRENT LIABILITIES	1,665,678	1,671,572
Other non-current financial liabilities	1,059,480	1,117,237
Trade and other non-current payables	(8,123)	44,893
Non-current accounts payable to related companies	15,258	5,253
Other long-term provisions	101,159	61,377
Deferred tax liabilities	382,097	317,075
Non-current provisions for employee benefits	33,720	32,073
Other non-current non-financial liabilities	82,087	93,664
Equity	3,969,792	4,065,346
Equity attributable to shareholders of Enel Américas	3,969,792	4,065,346
Issued capital	1,968,025	1,501,469
Retained earnings	1,190,915	1,384,478
Share premium	38,888	39,202
Other reserves	771,964	1,140,197
TOTAL LIABILITIES AND EQUITY	6,858,174	7,419,356
Revenues and Other Operating Income	3,057,056	3,036,418	3,019,687
Revenues	3,007,419	2,961,895	2,926,508
Energy sales	2,885,369	2,814,879	2,635,813
Other sales	48,946	44,810	40,489
Other services rendered	73,104	102,206	250,206
Other operating income	49,637	74,523	93,179
Raw Materials and Consumables Used	(1,218,451)	(1,280,555)	(1,259,326)
Energy purchases	(578,373)	(757,914)	(651,208)
Fuel consumption	(277,116)	(226,843)	(229,308)
Transportation costs	(260,281)	(187,111)	(256,279)
Other miscellaneous supplies and services	(102,681)	(108,687)	(122,531)
Contribution Margin	1,838,605	1,755,863	1,760,361
Other work performed by the entity and capitalized	10,023	9,467	8,852
Employee benefits expenses	(114,226)	(122,858)	(148,095)
Other expenses	(136,526)	(140,031)	(155,034)
Depreciation and amortization expense	(261,958)	(295,719)	(238,355)
Impairment loss recognized in the period’s profit or loss	(1,307)	66,987	(10,242)
Reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	645	(4,998)	(992)
OPERATING INCOME	1,335,256	1,268,711	1,216,495
Total financial results	4,788	70,220	(94,751)
Total financial income	153,668	116,829	79,906
Cash and cash equivalents	99,237	84,253	63,188
Other financial income	54,431	32,576	16,718
Financial costs	(178,978)	(203,183)	(204,080)
Bank borrowings	(12,603)	(18,221)	(13,912)
Secured and unsecured obligations	(80,638)	(98,979)	(108,597)
Other	(85,737)	(85,983)	(81,571)
Gains (losses) from indexed assets and liabilities	(83,759)	8,815
Foreign currency exchange differences	113,857	147,759	29,423
Share of profit (loss) of associates and joint ventures accounted for using the equity method	790	2,171	1,705
Total	1,287	135	2,813
Gain (loss) from other investments	1,042	51	113
Gain (loss) from the sale of property, plants and equipment	245	84	2,700
Income from continuing operations, before taxes	1,342,121	1,341,237	1,126,262
Income tax expenses, continuing operations	(419,338)	(449,235)	(359,599)
INCOME AFTER TAX FROM CONTINUING OPERATIONS	922,783	892,002	766,663
NET INCOME	922,783	892,002	766,663
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	1,052,312	1,197,918	1,095,110
Net cash flows from (used in) investing activities	(84,523)	(103,167)	(886,371)
Net cash flows from (used in) financing activities	(1,039,947)	(865,538)	(329,243)
Distribution
ASSETS
TOTAL CURRENT ASSETS	4,513,289	4,219,859
Cash and cash equivalents	649,538	599,445
Other current financial assets	49,098	42,367
Other current non-financial assets	374,419	221,676
Trade and other current receivables	3,044,634	3,037,418
Current accounts receivable from related parties	26,237	16,585
Inventories	327,751	283,369
Current tax assets	30,286	13,174
Non-current assets or disposal groups held for sale or for distribution to owners	11,326	5,825
TOTAL NON-CURRENT ASSETS	16,610,174	15,020,507
Other non-current financial assets	2,703,694	2,429,718
Other non-current non-financial assets	2,663,918	1,114,885
Trade and other non-current receivables	275,915	498,083
Non-current accounts receivable from related parties	68	108
Investments accounted for using the equity method	1,710	372
Intangible assets other than goodwill	5,441,246	5,761,420
Goodwill		662,218
Property, plant and equipment	4,507,627	4,167,112
Investment property	10,254	11,708
Deferred tax Assets	1,005,742	374,883
TOTAL ASSETS	21,123,463	19,240,366
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	5,027,059	5,064,636
Other current financial liabilities	886,221	701,883
Trade and other current payables	3,102,559	3,175,386
Current accounts payable to related parties	518,068	586,817
Other current provisions	205,464	347,174
Current tax liabilities	70,073	42,357
Other current non-financial liabilities	240,883	207,184
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	3,791	3,835
TOTAL NON-CURRENT LIABILITIES	8,548,777	6,625,127
Other non-current financial liabilities	3,222,311	2,903,618
Trade and other non-current payables	2,320,943	877,703
Non-current accounts payable to related companies	34,662
Other long-term provisions	874,836	1,302,189
Deferred tax liabilities	267,181	221,237
Non-current provisions for employee benefits	1,799,663	1,308,821
Other non-current non-financial liabilities	29,181	11,559
Equity	7,547,627	7,550,603
Equity attributable to shareholders of Enel Américas	7,547,627	7,550,603
Issued capital	3,558,565	3,599,197
Retained earnings	318,239	(507,273)
Share premium	58,011	58,677
Treasury shares		(12,704)
Other reserves	3,612,812	4,412,706
TOTAL LIABILITIES AND EQUITY	21,123,463	19,240,366
Revenues and Other Operating Income	12,116,249	10,739,115	8,253,117
Revenues	10,905,824	9,748,895	7,394,378
Energy sales	9,734,017	8,806,468	6,663,893
Other sales	9,805	4,158	3,705
Other services rendered	1,162,002	938,269	726,780
Other operating income	1,210,425	990,220	858,739
Raw Materials and Consumables Used	(8,175,432)	(7,456,629)	(5,456,305)
Energy purchases	(6,323,836)	(5,637,926)	(4,081,867)
Transportation costs	(903,489)	(811,849)	(427,099)
Other miscellaneous supplies and services	(948,107)	(1,006,854)	(947,339)
Contribution Margin	3,940,817	3,282,486	2,796,812
Other work performed by the entity and capitalized	171,479	168,530	164,334
Employee benefits expenses	(671,025)	(694,262)	(663,005)
Other expenses	(937,650)	(816,247)	(740,660)
Depreciation and amortization expense	(683,668)	(567,471)	(410,224)
Impairment loss recognized in the period’s profit or loss	3,433	(5,234)	54,819
Reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	(279,234)	(116,704)	(122,977)
OPERATING INCOME	1,544,152	1,251,098	1,079,099
Total financial results	(261,637)	(216,603)	(507,181)
Total financial income	285,720	223,121	187,234
Cash and cash equivalents	26,372	27,301	31,585
Other financial income	259,348	195,820	155,649
Financial costs	(745,402)	(690,462)	(686,078)
Bank borrowings	(92,211)	(101,105)	(83,583)
Secured and unsecured obligations	(175,496)	(135,140)	(81,263)
Other	(477,695)	(454,217)	(521,232)
Gains (losses) from indexed assets and liabilities	206,845	260,137
Foreign currency exchange differences	(8,800)	(9,399)	(8,337)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	20	(160)
Total	12,909	546	2,532
Gain (loss) from other investments	6		72
Gain (loss) from the sale of property, plants and equipment	12,903	546	2,460
Income from continuing operations, before taxes	1,295,444	1,034,881	574,450
Income tax expenses, continuing operations	160,650	(24,007)	(130,254)
INCOME AFTER TAX FROM CONTINUING OPERATIONS	1,456,094	1,010,874	444,196
NET INCOME	1,456,094	1,010,874	444,196
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	1,603,242	771,791	784,223
Net cash flows from (used in) investing activities	(1,471,137)	(1,022,549)	(1,122,436)
Net cash flows from (used in) financing activities	(64,693)	367,923	361,865
Operating Segments | Generation and Transmission | Generation and transmission Distribution and Others
ASSETS
TOTAL CURRENT ASSETS	1,401,368	1,637,118
Cash and cash equivalents	593,058	741,159
Other current financial assets	62,287	133,524
Other current non-financial assets	68,906	45,867
Trade and other current receivables	446,026	505,920
Current accounts receivable from related parties	129,961	141,223
Inventories	68,525	55,723
Current tax assets	32,605	13,702
TOTAL NON-CURRENT ASSETS	5,481,408	5,782,238
Other non-current financial assets	345,968	366,602
Other non-current non-financial assets	67,688	21,552
Trade and other non-current receivables	311,858	408,367
Non-current accounts receivable from related parties	54,002	3,664
Investments accounted for using the equity method	104,875	379,400
Intangible assets other than goodwill	67,708	52,076
Goodwill		10,729
Property, plant and equipment	4,498,513	4,513,951
Deferred tax Assets	30,796	25,897
TOTAL ASSETS	6,882,776	7,419,356
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	1,222,704	1,682,438
Other current financial liabilities	240,865	557,288
Trade and other current payables	580,450	748,149
Current accounts payable to related parties	122,443	112,196
Other current provisions	80,023	74,524
Current tax liabilities	144,418	150,391
Other current non-financial liabilities	54,505	39,890
TOTAL NON-CURRENT LIABILITIES	1,690,280	1,671,572
Other non-current financial liabilities	1,071,781	1,117,237
Trade and other non-current payables	4,178	44,893
Non-current accounts payable to related companies	15,258	5,253
Other long-term provisions	101,159	61,377
Deferred tax liabilities	382,097	317,075
Non-current provisions for employee benefits	33,720	32,073
Other non-current non-financial liabilities	82,087	93,664
Equity	3,969,792	4,065,346
Equity attributable to shareholders of Enel Américas	3,969,792	4,065,346
Issued capital	1,968,025	1,501,469
Retained earnings	1,190,915	1,384,478
Share premium	38,888	39,202
Other reserves	771,964	1,140,197
TOTAL LIABILITIES AND EQUITY	6,882,776	7,419,356
Revenues and Other Operating Income	3,057,056	3,036,418	3,019,687
Revenues	3,007,419	2,961,895	2,926,508
Energy sales	2,885,369	2,814,879	2,635,813
Other sales	48,946	44,810	40,489
Other services rendered	73,104	102,206	250,206
Other operating income	49,637	74,523	93,179
Raw Materials and Consumables Used	(1,218,451)	(1,280,555)	(1,259,326)
Energy purchases	(578,373)	(757,914)	(651,208)
Fuel consumption	(277,116)	(226,843)	(229,308)
Transportation costs	(260,281)	(187,111)	(256,279)
Other miscellaneous supplies and services	(102,681)	(108,687)	(122,531)
Contribution Margin	1,838,605	1,755,863	1,760,361
Other work performed by the entity and capitalized	10,023	9,467	8,852
Employee benefits expenses	(114,226)	(122,858)	(148,095)
Other expenses	(136,526)	(140,031)	(155,034)
GROSS OPERATING RESULT	1,597,876	1,502,441	1,466,084
Depreciation and amortization expense	(261,958)	(295,719)	(238,355)
Impairment loss recognized in the period’s profit or loss	(1,307)	66,987	(10,242)
Reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	645	(4,998)	(992)
OPERATING INCOME	1,335,256	1,268,711	1,216,495
Total financial results	4,788	70,220	(94,751)
Total financial income	153,668	116,829	79,906
Cash and cash equivalents	99,237	84,253	63,188
Other financial income	54,431	32,576	16,718
Financial costs	(178,978)	(203,183)	(204,080)
Bank borrowings	(12,603)	(18,221)	(13,912)
Secured and unsecured obligations	(80,638)	(98,979)	(108,597)
Other	(85,737)	(85,983)	(81,571)
Gains (losses) from indexed assets and liabilities	(83,759)	8,815
Foreign currency exchange differences	113,857	147,759	29,423
Share of profit (loss) of associates and joint ventures accounted for using the equity method	790	2,171	1,705
Total	1,287	135	2,813
Gain (loss) from other investments	1,042	51	113
Gain (loss) from the sale of property, plants and equipment	245	84	2,700
Income from continuing operations, before taxes	1,342,121	1,341,237	1,126,262
Income tax expenses, continuing operations	(419,338)	(449,235)	(359,599)
INCOME AFTER TAX FROM CONTINUING OPERATIONS	922,783	892,002	766,663
NET INCOME	922,783	892,002	766,663
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	1,052,312	1,197,918	1,095,110
Net cash flows from (used in) investing activities	(84,523)	(103,167)	(886,371)
Net cash flows from (used in) financing activities	(1,039,947)	(865,538)	(329,243)
Operating Segments | Distribution | Generation and transmission Distribution and Others
ASSETS
TOTAL CURRENT ASSETS	4,513,289	4,219,859
Cash and cash equivalents	649,538	599,445
Other current financial assets	49,098	42,367
Other current non-financial assets	374,419	221,676
Trade and other current receivables	3,044,634	3,037,418
Current accounts receivable from related parties	26,237	16,585
Inventories	327,751	283,369
Current tax assets	30,286	13,174
Non-current assets or disposal groups held for sale or for distribution to owners	11,326	5,825
TOTAL NON-CURRENT ASSETS	16,610,174	15,020,507
Other non-current financial assets	2,703,694	2,429,718
Other non-current non-financial assets	2,663,918	1,114,885
Trade and other non-current receivables	275,915	498,083
Non-current accounts receivable from related parties	68	108
Investments accounted for using the equity method	1,710	372
Intangible assets other than goodwill	5,441,246	5,761,420
Goodwill		662,218
Property, plant and equipment	4,507,627	4,167,112
Investment property	10,254	11,708
Deferred tax Assets	1,005,742	374,883
TOTAL ASSETS	21,123,463	19,240,366
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	5,027,059	5,064,636
Other current financial liabilities	886,221	701,883
Trade and other current payables	3,102,559	3,175,386
Current accounts payable to related parties	518,068	586,817
Other current provisions	205,464	347,174
Current tax liabilities	70,073	42,357
Other current non-financial liabilities	240,883	207,184
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	3,791	3,835
TOTAL NON-CURRENT LIABILITIES	8,548,777	6,625,127
Other non-current financial liabilities	3,222,311	2,903,618
Trade and other non-current payables	2,320,943	877,703
Non-current accounts payable to related companies	34,662
Other long-term provisions	874,836	1,302,189
Deferred tax liabilities	267,181	221,237
Non-current provisions for employee benefits	1,799,663	1,308,821
Other non-current non-financial liabilities	29,181	11,559
Equity	7,547,627	7,550,603
Equity attributable to shareholders of Enel Américas	7,547,627	7,550,603
Issued capital	3,558,565	3,599,197
Retained earnings	318,239	(507,273)
Share premium	58,011	58,677
Treasury shares		(12,704)
Other reserves	3,612,812	4,412,706
TOTAL LIABILITIES AND EQUITY	21,123,463	19,240,366
Revenues and Other Operating Income	12,116,249	10,739,115	8,253,117
Revenues	10,905,824	9,748,895	7,394,378
Energy sales	9,734,017	8,806,468	6,663,893
Other sales	9,805	4,158	3,705
Other services rendered	1,162,002	938,269	726,780
Other operating income	1,210,425	990,220	858,739
Raw Materials and Consumables Used	(8,175,432)	(7,456,629)	(5,456,305)
Energy purchases	(6,323,836)	(5,637,926)	(4,081,867)
Transportation costs	(903,489)	(811,849)	(427,099)
Other miscellaneous supplies and services	(948,107)	(1,006,854)	(947,339)
Contribution Margin	3,940,817	3,282,486	2,796,812
Other work performed by the entity and capitalized	171,479	168,530	164,334
Employee benefits expenses	(671,025)	(694,262)	(663,005)
Other expenses	(937,650)	(816,247)	(740,660)
GROSS OPERATING RESULT	2,503,621	1,940,507	1,557,481
Depreciation and amortization expense	(683,668)	(567,471)	(410,224)
Impairment loss recognized in the period’s profit or loss	3,433	(5,234)	54,819
Reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	(279,234)	(116,704)	(122,977)
OPERATING INCOME	1,544,152	1,251,098	1,079,099
Total financial results	(261,637)	(216,603)	(507,181)
Total financial income	285,720	223,121	187,234
Cash and cash equivalents	26,372	27,301	31,585
Other financial income	259,348	195,820	155,649
Financial costs	(745,402)	(690,462)	(686,078)
Bank borrowings	(92,211)	(101,105)	(83,583)
Secured and unsecured obligations	(175,496)	(135,140)	(81,263)
Other	(477,695)	(454,217)	(521,232)
Gains (losses) from indexed assets and liabilities	206,845	260,137
Foreign currency exchange differences	(8,800)	(9,399)	(8,337)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	20	(160)
Total	12,909	546	2,532
Gain (loss) from other investments	6		72
Gain (loss) from the sale of property, plants and equipment	12,903	546	2,460
Income from continuing operations, before taxes	1,295,444	1,034,881	574,450
Income tax expenses, continuing operations	160,650	(24,007)	(130,254)
INCOME AFTER TAX FROM CONTINUING OPERATIONS	1,456,094	1,010,874	444,196
NET INCOME	1,456,094	1,010,874	444,196
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	1,603,242	771,791	784,223
Net cash flows from (used in) investing activities	(1,471,137)	(1,022,549)	(1,122,436)
Net cash flows from (used in) financing activities	(64,693)	367,923	361,865
Holdings, Eliminations and Others | Generation and transmission Distribution and Others
ASSETS
TOTAL CURRENT ASSETS	666,597	527,009
Cash and cash equivalents	696,401	563,681
Other current financial assets	8,998	34,502
Other current non-financial assets	42,837	40,189
Trade and other current receivables	13,797	7,684
Current accounts receivable from related parties	(139,829)	(143,471)
Inventories	(37)	306
Current tax assets	44,430	24,118
TOTAL NON-CURRENT ASSETS	1,103,548	209,625
Other non-current financial assets	149	155
Other non-current non-financial assets	4,284	4,271
Trade and other non-current receivables	184	58
Non-current accounts receivable from related parties	(53,223)	(2,120)
Investments accounted for using the equity method	(104,607)	(377,176)
Intangible assets other than goodwill	18,925	13,793
Goodwill	1,173,043	532,623
Property, plant and equipment	13,097	5,764
Deferred tax Assets	51,696	32,257
TOTAL ASSETS	1,770,145	736,634
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	486,169	2,903,682
Other current financial liabilities	362,965	388,928
Trade and other current payables	237,036	192,712
Current accounts payable to related parties	(146,000)	2,297,655
Other current provisions	565	1,165
Current tax liabilities	6,236	176
Other current non-financial liabilities	25,367	23,046
TOTAL NON-CURRENT LIABILITIES	555,209	617,001
Other non-current financial liabilities	596,366	601,013
Trade and other non-current payables	10,876	10,460
Non-current accounts payable to related companies	(49,920)	(5,253)
Other long-term provisions	332	410
Deferred tax liabilities		7,758
Deferred tax liabilities	(5,424)
Non-current provisions for employee benefits	2,979	2,613
Equity	728,767	(2,784,049)
Equity attributable to shareholders of Enel Américas	728,767	(2,784,049)
Issued capital	4,257,285	1,662,538
Retained earnings	3,965,257	3,964,482
Share premium	(96,899)	(97,879)
Treasury shares		12,704
Other reserves	(7,396,876)	(8,325,894)
TOTAL LIABILITIES AND EQUITY	1,770,145	736,634
Revenues and Other Operating Income	(859,193)	(785,844)	(834,801)
Revenues	(859,867)	(786,029)	(831,620)
Energy sales	(821,024)	(692,024)	(740,629)
Other sales	1
Other services rendered	(38,844)	(94,005)	(90,991)
Other operating income	674	185	(3,181)
Raw Materials and Consumables Used	852,860	788,784	832,843
Energy purchases	805,346	741,482	792,609
Fuel consumption	(1)
Transportation costs	52,849	54,656	49,260
Other miscellaneous supplies and services	(5,334)	(7,354)	(9,026)
Contribution Margin	(6,333)	2,940	(1,958)
Other work performed by the entity and capitalized	63
Employee benefits expenses	(24,502)	(23,373)	(26,884)
Other expenses	(76,533)	(64,807)	(47,462)
GROSS OPERATING RESULT	(107,305)	(85,240)	(76,304)
Depreciation and amortization expense	(2,704)	750	465
Reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	(536)	(799)	(356)
OPERATING INCOME	(110,545)	(85,289)	(76,195)
Total financial results	(120,684)	(186,280)	19,526
Total financial income	10,273	18,131	26,703
Cash and cash equivalents	19,923	21,626	28,366
Other financial income	(9,650)	(3,495)	(1,663)
Financial costs	(164,251)	(178,114)	20,623
Bank borrowings	(29,210)	(42,866)
Secured and unsecured obligations	(25,225)	(78,085)	(25,976)
Other	(109,816)	(57,163)	46,599
Gains (losses) from indexed assets and liabilities	1,391	1,428
Foreign currency exchange differences	31,903	(27,725)	(27,800)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	(227)	441	1,605
Income from continuing operations, before taxes	(231,456)	(271,128)	(55,064)
Income tax expenses, continuing operations	22,342	35,310	(29,281)
INCOME AFTER TAX FROM CONTINUING OPERATIONS	(209,114)	(235,818)	(84,345)
NET INCOME	(209,114)	(235,818)	(84,345)
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	(128,043)	(125,144)	(9,284)
Net cash flows from (used in) investing activities	(44,138)	(1,943,473)	(470,334)
Net cash flows from (used in) financing activities	$ 281,736	$ 2,364,681	$ (621,142)